Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Operating Activities
Net Earnings (Loss)	CAD 3,366	CAD (545)	[1]	CAD 618	[1]
Depreciation, Depletion and Amortization	2,030	1,498		2,114
Exploration Expense	890	2		138
Deferred Income Taxes	583	(209)		(655)
Unrealized (Gain) Loss on Risk Management	729	554		195
Unrealized Foreign Exchange (Gain) Loss	(857)	(189)		1,097
Revaluation (Gain)	(2,555)
Re-measurement of Contingent Payment	(138)
(Gain) Loss on Discontinuance	(1,285)
(Gain) Loss on Divestiture of Assets	1	6		(2,392)
Current Tax on Divestiture of Assets				391
Unwinding of Discount on Decommissioning Liabilities	128	130		126
Onerous Contract Provisions, Net of Cash Paid	(8)	53
Other Asset Impairments		30
Other	30	93		59
Net Change in Other Assets and Liabilities	(107)	(91)		(107)
Net Change in Non-Cash Working Capital	252	(471)		(110)
Cash From Operating Activities	3,059	861		1,474
Investing Activities
Acquisition, Net of Cash Acquired	(14,565)			(84)
Capital Expenditures – Exploration and Evaluation Assets	(147)	(67)		(138)
Capital Expenditures – Property, Plant and Equipment	(1,523)	(967)		(1,576)
Proceeds From Divestiture of Assets	3,210	8		3,344
Current Tax on Divestiture of Assets				(391)
Net Change in Investments and Other		(1)		3
Net Change in Non-Cash Working Capital	159	(52)		(270)
Cash From (Used in) Investing Activities	(12,866)	(1,079)		888
Net Cash Provided (Used) Before Financing Activities	(9,807)	(218)		2,362
Financing Activities
Net Issuance (Repayment) of Short-Term Borrowings				(25)
Issuance of Long-Term Debt	3,842
Net Issuance (Repayment) of Revolving Long-Term Debt	32
Net Issuance of Debt Under Asset Sale Bridge Facility	3,569
Repayment of Debt Under Asset Sale Bridge Facility	(3,600)
Common Shares Issued, Net of Issuance Costs	2,899			1,449
Dividends Paid on Common Shares	(225)	(166)		(528)
Other	(2)	(2)		(2)
Cash From (Used in) Financing Activities	6,515	(168)		894
Foreign Exchange Gain (Loss) on Cash and Cash Equivalents Held in Foreign Currency	182	1		(34)
Increase (Decrease) in Cash and Cash Equivalents	(3,110)	(385)		3,222
Cash and Cash Equivalents, Beginning of Year	3,720	4,105		883
Cash and Cash Equivalents, End of Year	CAD 610	CAD 3,720		CAD 4,105

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.